Right of Use Asset and Operating Lease Liability (Tables)	3 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of right of use assets [Table Text Block]
	June 30, 2025	March 31, 2025

Cost	$13,271	$12,704
Accumulated amortization	(7,931)	(7,158)
Net carrying value	$5,340	$5,546

Schedule of lease liabilities [Table Text Block]
	June 30, 2025	March 31, 2025

Current	$2,863	$2,645
Non-current	2,684	3,095
	$5,547	$5,740

Schedule of weighted average discount rate and remaining lease term of lease liability [Table Text Block]
	June 30, 2025	March 31, 2025

Weighted average discount rate	6.00%	6.00%
Weighted average remaining lease term (in years)	2.24	2.42

Schedule of future minimum lease payments [Table Text Block]
	June 30, 2025	March 31, 2025

2026	$3,100	$2,900
2027	1,704	2,014
2028	1,095	981
2029	11	251
Total undiscounted lease liabilities	5,910	6,146
Interest on lease liabilities	(363)	(406)
Total present value of minimum lease payments	5,547	5,740
Lease liability - current portion	2,863	2,645
Lease liability	$2,684	$3,095

Schedule of components of lease costs [Table Text Block]
	Three months ended
	June 30, 2025	June 30, 2024

Variable lease costs (CPI adjustments)	$96	$64
Operating lease costs:
Depreciation of leased assets	642	576
Interest on lease liabilities	82	107
Total lease costs	$820	$747

Schedule of cash flows of lease liabilities [Table Text Block]
	Three months ended
	June 30, 2025	June 30, 2024

Cash flows from operating leases	$867	$733